                                            1933 Act Registration No.:  33-48299
                                           1940 Act Registration No.:  811-06046
       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             (Registration No. 33-48299)
                           Pre-Effective Amendment No.
                                                      -----
                            Post-Effective Amendment No. 9
                                                        -----
                                        AND/OR
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                             (Registration No. 811-06046)
                                  Amendment No.  10
                                               -----
                           (Check appropriate box or boxes)

                               PIPER GLOBAL FUNDS INC.
                  (Exact Name of Registrant as Specified in Charter)

                                 Piper Jaffray Tower
                 222 South Ninth Street, Minneapolis, Minnesota 55402 (Address of Principal Executive Offices) (Zip Code)

                                    (612) 342-6387
                 (Registrant's Telephone Number, including Area Code)

                                     Paul A. Dow
                                222 South Ninth Street
                            Minneapolis, Minnesota  55402
                       (Name and Address of Agent for Service)

                                       COPY TO:
                             Kathleen L. Prudhomme, Esq.
                                 Dorsey & Whitney LLP
                                Pillsbury Center South
                                220 South Sixth Street
                          Minneapolis, Minnesota 55402-1498

           immediately upon filing pursuant to paragraph (b) of Rule 485
    -----
           on (specify date) pursuant to paragraph (b) of Rule 485
    -----
      X    on February 18, 1997 pursuant to paragraph (b)(1)(v) of Rule 485
    -----
           75 days after filing pursuant to paragraph (a) of Rule 485
    -----
           60 days after filing pursuant to paragraph (a) of Rule 485
    -----

    The Registrant has registered an indefinite number or amount of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on November 28, 1996.

                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 23rd day of January 1997.

                                       PIPER GLOBAL FUNDS INC.
                                        (Registrant)


                                  By   /s/ Paul A. Dow
                                     --------------------------------------
                                      Paul A. Dow, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 /s/ Paul A. Dow                  President (principal       January 23, 1997
------------------------------    executive officer)
Paul A. Dow

 /s/ Robert H. Nelson             Treasurer (principal       January 23, 1997
------------------------------    financial and
Robert H. Nelson                  accounting officer)

Michael W. Balfour*               Director

David T. Bennett*                 Director

Jaye F. Dyer*                     Director

William H. Ellis*                 Director

Karol D. Emmerich*                Director

Luella G. Goldberg*               Director

David A. Hughey*                  Director

George Latimer*                   Director

Iain A. Watt*                     Director


*By  /s/ William H. Ellis                                    January 23, 1997
    --------------------------
   William H. Ellis, Attorney-in-Fact